RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the receivables and other current assets as of June 30, 2022 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2022	December 31, 2021
Sales taxes receivable	107	22
Prepaid expenses	56	53
Deferred RTO expenses	870	-
	1,033	75